Derivative Instruments - Effect of (Losses) Gains on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (loss) gain on derivative instruments	$ (50,956)	$ 53,419	$ 59,702
Total realized and unrealized (loss) gain on derivative instruments	(85,195)	12,808	(42,853)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(34,239)	(39,239)	(77,396)
Unrealized (loss) gain on derivative instruments	(50,956)	52,047	34,543
Total realized and unrealized (loss) gain on derivative instruments	(85,195)	12,808	(42,853)
Not Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(29,185)	(38,011)	(78,296)
Unrealized (loss) gain on derivative instruments	(56,182)	56,420	33,114
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(5,054)	(1,228)	900
Unrealized (loss) gain on derivative instruments	$ 5,226	$ (4,373)	$ 1,429